Leases and commitments - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets	$ 38.4	$ 35.4
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other accrued liabilities	Other accrued liabilities
Other accrued liabilities	$ 15.0	$ 19.1
Long-term operating lease liabilities	28.9	25.6
Total operating lease liabilities	$ 43.9	$ 44.7
Finance Leases
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Outsourcing assets, net	Outsourcing assets, net
Outsourcing assets, net	$ 0.0	$ 0.1
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Current maturities of long-term debt	Current maturities of long-term debt
Current maturities of long-term debt	$ 0.5	$ 0.3
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt	Long-term debt
Long-term debt	$ 2.3	$ 0.0
Total finance lease liabilities	$ 2.8	$ 0.3
Weighted-Average Remaining Lease Term (in years)
Operating leases	3 years 10 months 24 days	3 years 6 months
Finance leases	4 years 7 months 6 days	6 months
Weighted-Average Discount Rate
Operating leases	9.10%	8.30%
Finance leases	6.10%	5.20%